Supplement to the
Fidelity Advisor® Balanced Fund
Institutional Class
October 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Pramod Atluri. Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008. Peter Saperstone (co-manager) has managed the fund since March 2011. Tobias Welo (co-manager) has managed the fund since November 2011. Brian Lempel (co-manager) has managed the fund since April 2013. Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013. Pramod Atluri (co-manager) has managed the fund since February 2015.

The following information replaces the biographical information for Ford O'Neil found in the "Fund Management" section beginning on page 25.

Pramod Atluri is co-manager of the fund, which he has managed since February 2015. Mr. Atluri manages the fixed-income asset class of the fund. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Atluri has worked as an industrial research analyst, an asset allocation analyst, and a portfolio manager.

AIGI-15-01  February 20, 2015
1.744350.131

Supplement to the
Fidelity Advisor® Balanced Fund
Class Z
October 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Pramod Atluri. Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008. Peter Saperstone (co-manager) has managed the fund since March 2011. Tobias Welo (co-manager) has managed the fund since November 2011. Brian Lempel (co-manager) has managed the fund since April 2013. Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013. Pramod Atluri (co-manager) has managed the fund since February 2015.

The following information replaces the biographical information for Ford O'Neil found in the "Fund Management" section on page 24.

Pramod Atluri is co-manager of the fund, which he has managed since February 2015. Mr. Atluri manages the fixed-income asset class of the fund. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Atluri has worked as an industrial research analyst, an asset allocation analyst, and a portfolio manager.

AIGZ-15-01  February 20, 2015
1.9863787.100

Supplement to the
Fidelity Advisor® Balanced Fund
Class A, Class T, Class B, and Class C
October 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Pramod Atluri. Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008. Peter Saperstone (co-manager) has managed the fund since March 2011. Tobias Welo (co-manager) has managed the fund since November 2011. Brian Lempel (co-manager) has managed the fund since April 2013. Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013. Pramod Atluri (co-manager) has managed the fund since February 2015.

The following information replaces the biographical information for Ford O'Neil found in the "Fund Management" section on page 28.

Pramod Atluri is co-manager of the fund, which he has managed since February 2015. Mr. Atluri manages the fixed-income asset class of the fund. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Atluri has worked as an industrial research analyst, an asset allocation analyst, and a portfolio manager.

AIG-15-01  February 20, 2015
1.744347.137